Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of RSU, Beginning Balance	8,583	16,175
Weighted Average Grant Date Fair Value Per RSU, Beginning Balance	$ 26.20	$ 26.20
Weighted-Average Remaining Contractual Life, Ending	6 months	1 year	2 years
No. of RSU, Granted			80,001
Weighted Average Grant Date Fair Value Per RSU, Granted			$ 19.72
No. of RSU, Exercised	(4,292)	(5,392)	(63,311)
Weighted Average Grant Date Fair Value Per RSU, Vested		$ 26.20	$ 18.02
No. of RSU, Expired
Weighted Average Grant Date Fair Value Per RSU, Expired
No. of RSU, Forfeited	(2,843)	(2,200)	(515)
Weighted Average Grant Date Fair Value Per RSU, Cancelled/Forfeited		$ 26.20	$ 26.20
No. of RSU, Ending Balance	1,448	8,583	16,175
Weighted Average Grant Date Fair Value Per RSU, Ending Balance	$ 26.20	$ 26.20	$ 26.20
Weighted-Average Remaining Contractual Life, Granted			2 years
Weighted Average Grant Date Fair Value Per RSU, Vested		(26.20)	$ (18.02)
Weighted Average Grant Date Fair Value Per RSU, Cancelled/Forfeited		$ (26.20)	$ (26.20)